Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
cash flows from Operating activities:
Net (loss)/income	$ (49,251)	$ 4,404	$ 1,470
Adjustments for:
Depreciation of property, plant and equipment	5,203	2	2
Depreciation of right-of-use asset	843
Share-based compensation	33,537	506
Accretion of finance leases	152
Allowance for doubtful accounts - accounts receivable	963	1	5
Allowance for doubtful accounts - other receivables	269	158	146
Impairment of intangible assets	925
Loss on acquisition		5,679
Income from disposal of discontinued operations		(63)
Adjustments, total	41,892	6,283	153
Changes in operating assets and liabilities:
Accounts receivable	(15,894)	(2,065)	(5,455)
Other receivables	(125,861)	(36,019)	(1,498)
Amount due from related parties	(4,146)	(2,871)	3,278
Inventories	(96,071)
Intangible assets	(14,502)
Accrued liabilities	19,815
Tax (recoverable)/payable	(8,371)	292	364
Accounts payable	28,409	(11,940)	3,851
Other payables	5,003	1,484	(217)
Amount due to related parties	868	(3,666)	(1,934)
Contract liabilities	(454)	546	32
Net cash (used in)/generated from operating activities	(218,563)	(43,552)	44
cash flows from Investing activities:
Purchases of property, plant and equipment	(33,034)	(501)
Proceed from disposals of discontinued operations		3,500
Net cash (used in)/generated from investing activities	(33,034)	2,999
Cash flows from Financing activities:
Repayment of principle portion of lease liabilities	(1,764)
Proceed from share issuance, net of issuance costs	585,839	3,578
Proceeds from private equity placement, net of issuance costs		39,973
Net cash generated from financing activities	584,075	43,551
Effect of exchange rates on cash	1,825	683	(16)
Net changes in cash and cash equivalents	334,303	3,681	28
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3,722	41	13
CASH AND CASH EQUIVALENTS, END OF YEAR	338,025	3,722	41
Supplemental cash flow information
Cash paid for income tax	3,480	1,962,855	587,174
Purchases of USDT from a third party exchange platform	65,000
Payment of deposits on equipment in USDT	$ (65,000)